PARTICIPATION AND BENEFITS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
PARTICIPATION AND BENEFITS	PARTICIPATION AND BENEFITS
Participant contributions - Participants may elect to contribute from 1% to 75% of their compensation, as defined by the Plan, per payroll period, not to exceed the amounts allowable under the Code. Participants who elect to contribute a portion of their compensation to the Plan agree to accept an equivalent reduction in either taxable or after-tax compensation (in the form of pretax, Roth or after-tax contributions). New hires that do not make an affirmative election otherwise are automatically enrolled in the Plan with a taxable compensation deferral rate of 6% on a pre-tax basis. Participants are permitted to designate their contributions as Roth contributions subject to current taxation as wages but which, together with earnings, would be nontaxable when distributed from the Plan, and participants may elect to have certain vested assets held on an after-tax and pre-tax basis converted to be considered designated Roth contributions. Contributions withheld are invested in accordance with the participants’ directions.
Participants are also allowed to make rollover contributions of amounts received from other eligible tax-qualified retirement plans (including rollover contributions of Roth contributions). Such contributions are deposited in the appropriate investment funds in accordance with the participants’ directions and the Plan’s provisions.
Employer contributions - The Company may make matching contributions as defined in the Plan. In 2025, the Company matched 50% of each eligible participant’s salary deferral contribution (excluding catch-up contributions and after-tax contributions) up to a maximum of the first 6% of the participant’s eligible compensation, on a per-payroll-period basis. If a participant who was an active employee on the last day of the plan year did not receive the full 50% Company match, the Company provided a year end “true up” contribution to provide such participants with the 50% that they would have received had the timing of their contributions not limited the Company match. The Plan also permits additional discretionary matching and profit sharing contributions. No additional discretionary matching contributions or discretionary profit sharing contributions were made for the year ended December 31, 2025.
Vesting - Participants are immediately vested in their entire account, including employer matching, additional discretionary matching, and discretionary profit sharing contributions (if any).
Participant accounts - Each participant’s account is credited with the participant’s contributions, Plan earnings or losses in funds selected by the participant, and an allocation of the Company’s contribution, if any. Allocation of the Company’s contribution is based on participant contributions and / or compensation, as defined in the Plan. In the event that the participant fails to make an investment election, participant contributions and Company allocations, if any, are automatically invested in a target date retirement fund based on the participant’s age at the time the contribution is made.
Payment of benefits - Upon termination, each participant (or beneficiary) may elect to leave his or her account balance in the Plan until the IRS required beginning age (which may be age 70 1/2, 72, 73, or 75, depending on the participant’s date of birth) or receive his or her total benefits in a lump sum amount equal to the value of the participant’s account or in installments over a period of years. The Plan requires lump sum distribution of participant account balances that do not exceed $1,000.
Notes receivable from participants - The Plan allows participants to borrow not less than $1,000 and up to the lesser of $50,000 or 50% of their account balance. The loans are secured by the participant’s balance reduced by certain balances of outstanding or defaulted loans. Such loans bear interest at the available market financing rates and must be repaid to the Plan within a five year period, unless the loan is used for the purchase of a principal residence, in which case the maximum repayment period is 15 years. The specific terms and conditions of such loans are established by the Administrator. Outstanding loans at December 31, 2025 carry interest rates ranging from 4.25% to 9.50% with maturity dates through December 2040.